Note 22 - Related Party Disclosures	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
22.	Related party disclosures:

The Bank provides various banking services to related parties and enters into contractual agreements and other operations with related parties. A related party is considered to be a person or entity that has the ability to exercise some level of control, influence, or joint control over another entity in making financial or operational decisions. The Bank considers the following to be related parties:

●	Its key management personnel and members of their immediate family;

●	Entities which are controlled, significantly influenced by, or for which significant voting power is held by key management personnel and their immediate family; and,

●	Significant minority shareholders.

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel as they have authority and responsibility for planning, directing and controlling the activities of the bank both directly and indirectly.

Related Party Transactions

(thousands of Canadian dollars)
	2025	2024
Mortgage loans and other loans	$5,640	$8,622
Subordinated notes payable	-	423
	$5,640	$9,045

1)

At October 31, 2025, amounts due from key management personnel totaled $2.0 million (2024 - $1.5 million) and an amount due from a corporation controlled by key management personnel totaled $3.6 million (2024 - $7.1 million).

2)

The interest rates charged on credit assets and advances to related parties are based on mutually agreed upon terms. Interest income earned on related party credit assets for the year ended October 31, 2025 totaled $177,000 (2024 - $162,000).

3)

There were no specific provisions for credit losses associated with credit assets issued to key management personnel (2024 - $nil), and all credit assets issued to key management personnel were current as at October 31, 2025 and 2024.

4)

On April 30, 2024, the Bank redeemed all of its issued and outstanding $5.0 million subordinated note payable originally issued in April 2019; $500,000 of this amount was held by a related party (note 12).

The contractual agreements and other transactions with related parties are entered into under conditions similar to those offered to non-related third parties. These agreements did not have a significant impact on the Bank’s results.

Compensation of Key Officers and Directors

(thousands of Canadian dollars)
	2025	2024
Salaries, benefits and directors' compensation	$12,640	$8,289
Share-based payments	1,131	1,133
	$13,771	$9,422